Investments in Associates and Joint Ventures - Summary of Investments Information (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
YPF EE [member]
Disclosure of investments in associates and joint ventures [line items]
The Group indirect holding in capital stock through YPF EE	22.49%